capital structure financial policies (Tables)	12 Months Ended
Dec. 31, 2018
capital structure financial policies
Disclosure of financial objectives that support the entity's long-term strategy

As at, or for the 12-month periods ended, December 31 ($ in millions)	Objective	2018	2017
Components of debt and coverage ratios
Net debt [1]		$13,770	$13,422
EBITDA – excluding restructuring and other costs [2]		$5,421	$5,027
Net interest cost [3]		$644	$567
Debt ratio
Net debt to EBITDA – excluding restructuring and other costs	2.00 – 2.50 [4]	2.54	2.67
Coverage ratios
Earnings coverage [5]		4.4	4.8
EBITDA – excluding restructuring and other costs interest coverage [6]		8.4	8.9
1	Net debt is calculated as follows:

As at December 31	Note	2018	2017
Long-term debt	26	$14,101	$13,660
Debt issuance costs netted against long-term debt		93	73
Derivative (assets) liabilities, net		(73)	93
Accumulated other comprehensive income amounts arising from financial instruments used to manage interest rate and currency risks associated with U.S. dollar-denominated long-term debt – excluding tax effects		(37)	5
Cash and temporary investments, net		(414)	(509)
Short-term borrowings	22	100	100
Net debt		$13,770	$13,422

*     EBITDA does not have any standardized meaning prescribed by IFRS-IASB and is therefore unlikely to be comparable to similar measures presented by other issuers; we define EBITDA as operating revenues less goods and services purchased and employee benefits expense. We have issued guidance on, and report, EBITDA because it is a key measure that management uses to evaluate the performance of our business, and it is also utilized in measuring compliance with certain debt covenants.

2	EBITDA – excluding restructuring and other costs is calculated as follows:

Years ended December 31	Note	2018	2017
			(adjusted –
			Note 2(c))
EBITDA	5	$5,104	$4,910
Restructuring and other costs	16	317	117
EBITDA – excluding restructuring and other costs		$5,421	$5,027

3

Net interest cost is defined as financing costs, excluding employee defined benefit plans net interest, recoveries on long-term debt prepayment premium and repayment of debt, calculated on a 12-month trailing basis (expenses recorded for long-term debt prepayment premium, if any, are included in net interest cost).

4

Our long-term objective range for this ratio is 2.00 – 2.50 times. The ratio as at December 31, 2018, is outside the long-term objective range. We may permit, and have permitted, this ratio to go outside the objective range (for long-term investment opportunities), but  we will endeavour to return this ratio to within the objective range in the medium term, as we believe that this range is supportive of our long-term strategy. We are in compliance with the leverage ratio covenant in our credit facilities, which states that we may not permit our net debt to operating cash flow ratio to exceed 4.00:1.00 (see Note 26(d)); the calculation of the debt ratio is substantially similar to the calculation of the leverage ratio covenant in our credit facilities.

5

Earnings coverage is defined as net income before borrowing costs and income tax expense, divided by borrowing costs (interest on long-term debt; interest on short-term borrowings and other; long-term debt prepayment premium), and adding back capitalized interest.

6

EBITDA – excluding restructuring and other costs interest coverage is defined as EBITDA – excluding restructuring and other costs, divided by net interest cost. This measure is substantially similar to the coverage ratio covenant in our credit facilities.

Disclosure of the dividend payout ratio

For the 12-month periods ended December 31 ($ in millions)	Objective	2018	2017
Dividend payout ratio	65%–75% [1]	78%	80%
Dividend payout ratio of adjusted net earnings		81%	80%
1

Our objective range for the dividend payout ratio is 65%–75% of sustainable earnings on a prospective basis; we currently expect that we will be within our target guideline on a prospective basis within the medium term. Adjusted net earnings attributable to Common Shares is calculated as follows:

12-month periods ended December 31	2018	2017
		(adjusted –
		Note 2(c))
Net income attributable to Common Shares	$1,600	$1,559
Gain and net equity income related to real estate redevelopment project, after income taxes	(150)	(1)
Business combination-related provisions, after income taxes	(17)	(22)
Income tax-related adjustments	(7)	21
Long-term debt prepayment premium, after income taxes	25	—
Initial and committed donation to TELUS Future Friendly Foundation, after income taxes	90	—
Adjusted net earnings attributable to Common Shares	$1,541	$1,557